UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5970

                               Cash Account Trust
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  04/30
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Account Trust - Government & Agency Securities Portfolio
Investment Portfolio as of January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                             Principal
                                                                                                Amount ($)       Value ($)
                                                                                        ----------------------------------

Agencies Not Backed by the Full Faith and Credit of the US Government 66.6%
US Government Sponsored Agencies 54.1%
Federal Farm Credit Bank, 2.4%*, 8/15/2005                                                  40,000,000         39,995,732
Federal Home Loan Bank:
1.82%**, 2/11/2005                                                                          20,000,000         19,989,889
2.275%**, 2/9/2005                                                                          40,000,000         39,979,778
2.28%*, 6/2/2006                                                                            35,000,000         34,969,723
2.345%*, 9/12/2005                                                                          90,000,000         89,966,266
2.39%**, 2/10/2005                                                                          95,000,000         94,943,237
2.45%*, 3/21/2005                                                                           40,000,000         39,999,003
Series 322, 3.25%, 8/15/2005                                                                 5,000,000          5,024,309
Federal Home Loan Mortgage Corp.:
1.84%**, 2/15/2005                                                                          20,000,000         19,985,689
2.165%*, 11/7/2005                                                                          20,000,000         20,000,000
2.255%**, 2/7/2005                                                                          20,000,000         19,992,484
2.28%**, 2/1/2005                                                                           70,000,000         70,000,000
2.395%**, 3/15/2005                                                                         10,000,000          9,972,058
2.41%**, 3/15/2005                                                                          30,000,000         29,915,650
2.43%**, 5/17/2005                                                                          50,000,000         49,645,625
2.55%*, 10/7/2005                                                                           40,000,000         40,000,000
Federal National Mortgage Association:
1.4%, 2/25/2005                                                                             95,000,000         94,945,012
1.51%**, 4/1/2005                                                                           10,000,000          9,975,253
1.84%**, 2/16/2005                                                                          20,000,000         19,984,667
2.01%**, 3/23/2005                                                                          45,000,000         44,874,375
2.184%*, 2/11/2005                                                                          25,000,000         24,999,760
2.27%**, 2/7/2005                                                                           75,000,000         74,971,625
2.28%**, 2/2/2005                                                                           26,000,000         25,998,353
2.33%**, 2/9/2005                                                                           16,300,000         16,291,560
2.42%**, 3/16/2005                                                                          38,814,000         38,701,806
2.43%*, 10/3/2005                                                                           40,000,000         39,982,554
2.46%*, 3/23/2005                                                                           30,000,000         29,999,587
2.488%*, 7/14/2005                                                                          15,000,000         14,998,493
                                                                                                           --------------
                                                                                                            1,060,102,488
US Government Agency Sponsored Pass-Throughs 12.5%
Federal National Mortgage Association:
2.08%**, 2/1/2005                                                                          100,066,000        100,066,000
2.34%**, 2/1/2005                                                                           32,000,000         32,000,000
2.5%**, 4/1/2005                                                                            36,000,000         35,850,730
2.51%**, 4/1/2005                                                                           12,000,000         11,950,047
2.59%**, 4/1/2005                                                                           12,000,000         11,949,063
2.67%**, 5/2/2005                                                                           40,918,000         40,644,872
2.68%**, 5/2/2005                                                                           12,000,000         11,919,600
                                                                                                           --------------
                                                                                                              244,380,312
                                                                                                           --------------
Total Agencies Not Backed by the Full Faith and
Credit of the US Government (Cost $1,304,482,800)                                                           1,304,482,800


Agencies Backed by the Full Faith and Credit of the US Government 3.0% Hainan
Airlines:
Series 2001-1, 2.49%*, 12/15/2007                                                           17,164,946         17,164,946
Series 2001-2, 2.49%*, 12/15/2007                                                           20,763,563         20,763,563
Series 2001-3, 2.49%*, 12/15/2007                                                           21,177,631         21,177,632
                                                                                                           --------------
Total Agencies Backed by the Full Faith
 and Credit of the US Government (Cost $59,106,141)                                                            59,106,141

Repurchase Agreements 33.7%
Bank of America, 2.28%, dated 1/12/2005, to be repurchased
at $180,239,400 on 2/2/2005 (a)                                                            180,000,000        180,000,000
Goldman Sachs Co., Inc., 2.51%, dated 1/31/2005, to be repurchased
at $239,016,664 on 2/1/2005 (b)                                                            239,000,000        239,000,000
JPMorgan Chase, Inc., 2.52%, dated 1/31/2005, to be repurchased
at $240,016,800 on 2/1/2005 (c)                                                            240,000,000        240,000,000
State Street Bank and Trust Co., 2.42%, dated 1/31/2005, to be
repurchased at $1,906,128 on 2/1/2005 (d)                                                    1,906,000          1,906,000
                                                                                                           --------------
Total Repurchase Agreements (Cost $660,906,000)                                                               660,906,000

                                                                                                  % of
                                                                                               Net Assets        Value ($)

Total Investment Portfolio  (Cost $2,024,494,941)                                                103.3      2,024,494,941
Other Assets and Liabilities, Net                                                                 -3.3        -65,464,723
                                                                                                           --------------
Net Assets                                                                                       100.0      1,959,030,218
                                                                                                           ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2005.

** Annualized yield at the time of purchase; not a coupon rate.

(a) Collateralized by:

Principal                                              Rate                             Maturity          Collateral
Amount ($)   Security                                   (%)                             Date              Value ($)
--------------------------------------------------------------------------------------------------------------------------

135,809,016  Federal National Mortgage Association   2.877-7.5                          3/1/2012-12/1/2034    139,955,035

43,523,156   Federal Home Loan Mortgage Corp.         4.5-6.5                           6/1/2017-12/1/2034     43,644,965
--------------------------------------------------------------------------------------------------------------------------

Total Collateral Value                                                                                        183,600,000

(b) Collateralized by:
Principal                                              Rate                             Maturity          Collateral
Amount ($)   Security                                   (%)                             Date              Value ($)
--------------------------------------------------------------------------------------------------------------------------

167,487,959  Federal National Mortgage Association   2.973-5.0                          3/1/2034-9/1/2044     168,156,357

73,750,000   Federal Home Loan Mortgage Corp.         5.5                                   12/15/2031         75,623,643
--------------------------------------------------------------------------------------------------------------------------

Total Collateral Value                                                                                        243,780,000

(c) Collateralized by:
Principal                                              Rate                             Maturity          Collateral
Amount ($)   Security                                   (%)                             Date              Value ($)
--------------------------------------------------------------------------------------------------------------------------

50,334,087  Federal National Mortgage Association      3.50-5.0                         12/25/2028-3/25/2034   49,366,403

83,650,823  Government National Mortgage Association   3.50-6.0                         2/16/2026-7/20/2034    85,465,275

109,421,194 Federal Home Loan Mortgage Corp.            4.0-6.0                         5/15/2018-12/15/2030  109,968,754
--------------------------------------------------------------------------------------------------------------------------

Total Collateral Value                                                                                        244,800,432

(d) Collateralized by $1,925,000 of Federal Home Loan Mortgage Corp., 2.875%, maturing on 9/15/2005 with a value of $1,944,404.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust Government & Agency
                                    Securities Portfolio


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Cash Account Trust Government & Agency
                                    Securities Portfolio


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005